Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 40 and in the Fund's SAI on page 62.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Small Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Small Cap Value Opportunities Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.26%	23.32%	0.34%	0.51%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.47%	25.28%	1.30%	1.47%
Fee Waiver or Expense Reimbursement	[2]	(0.96%)	(23.02%)	(0.04%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	1.51%	2.26%	1.26%	1.11%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated June 30, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of 'Acquired Fund Fees and Expenses,' if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.50%, 2.25%, 1.25%, and 1.10% for Classes A ,C, and Y shares and Institutional Class shares, respectively. This expense limitation will remain in effect until at least October 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund (the 'Board') if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled 'Expense Limitation Agreement' under the section entitled 'The Investment Advisor' in the Fund's Statement of Additional Information for more information.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Small Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	720	329	128	113
Expense Example, with Redemption, 3 Years	1,214	4,424	408	429
Expense Example, with Redemption, 5 Years	1,733	7,089	709	769
Expense Example, with Redemption, 10 Years	3,151	10,241	1,564	1,727

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone Small Cap Value Opportunities Fund Class C
Expense Example, No Redemption, 1 Year	229
Expense Example, No Redemption, 3 Years	4,424
Expense Example, No Redemption, 5 Years	7,089
Expense Example, No Redemption, 10 Years	10,241

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal year ended June 30, 2013, the portfolio turnover rate of the Fund was 95% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities of small-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $130 million and $3.3 billion as of its most recent reconstitution on June 30, 2013).  The size of the companies in the Russell 2000® Value Index will change with market conditions.  Equity securities include common and preferred stocks.

Thompson, Siegel & Walmsley LLC (“TS&W”), the Fund's sub-advisor, primarily invests in common stocks.  TS&W seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  TS&W's small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company's discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company's recent price action.

TS&W's analysts also explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including but not limited to sell-side research, company filings, and trade periodicals.  The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher expected return, or for portfolio risk management. The Fund generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.

The Principal Risks

The Fund's share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

•                  Small-Cap Risk:  The Fund at times may be primarily invested in small-capitalization companies.  The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Management Risk: In managing the Fund's portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Portfolio Turnover Risk: The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Advisor or sub-advisor determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Advisor's or sub-advisor's control. These transactions will increase the Fund's “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

The Fund's Performance(1)

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the Russell 2000® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Cap Value Opportunities Fund - Class Y shares Total Return as of December 31

Best Quarter:	Worst Quarter:
Third Quarter 2009 +17.67%	Fourth Quarter 2008 (24.43)%
The year-to-date return for the Fund's Class Y shares as of September 30, 2013 is 31.54%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003, Institutional Class shares began operations on December 9, 2008 and Class C shares began operations on April 16, 2012.  Performance for Classes A and C shares and Institutional Class shares were calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003, December 9, 2008, and April 16, 2012, respectively.  Performance for Classes A and C shares for this period have been restated to reflect the impact of their respective fees and expenses.

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns Touchstone Small Cap Value Opportunities Fund	Label	1 Year	5 Years	10 Years
Class Y	Class Y Return Before Taxes	14.82%	1.40%	10.17%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	12.36%	0.38%	8.89%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	12.56%	0.99%	8.85%
Class A	Class A Return Before Taxes	7.85%	(0.06%)	9.23%
Class C	Class C Return Before Taxes	13.98%	0.62%	9.20%
Institutional	Institutional Return Before Taxes	14.92%	0.93%	9.91%
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%

(1) Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual TS&W Small Cap Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”).  The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.  For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's SAI.